Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of fair value of assets acquired and liabilities assumed as of acquisition	These amounts were estimated assuming that the provisional fair value adjustments recognized at the acquisition date had been applied as of January 1, 2025.

Name of the acquiree	HIEP HIEP THANH INVESTMENT COMPANY LIMITED
Acquisition date		2025-10-20
Consideration transferred	~~W~~	132,519
Fair value of identifiable assets recognized		455,413
Fair value of identifiable liabilities recognized		319,817
Bargain purchase gain recognized (*)		3,077
Operating revenue since the acquisition date		2,796

(*)
The bargain purchase gain arose as the consideration transferred was determined by taking into consideration the market conditions at the transaction date, including exchange rate fluctuations, the seller’s negotiating position, and the urgency to complete the transaction. After reassessing the related fair value measurements to confirm that there were no measurement errors, the Group recognized the amount as a bargain purchase gain.

Summary of fair values of the major components of the consideration transferred [Table Text Block]	The fair values of the major components of the consideration transferred as of the acquisition date are as follows:

Amount
Cash	~~W~~	132,519

Summary of Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Table Text Block]
i) The amounts of the assets acquired and liabilities assumed as of the acquisition date are as follows:

	Amount
Property and equipment (*)	~~W~~	188,110
Investment property		207,833
Trade and other receivables		50,955
Cash and cash equivalents		8,515
Deferred tax liabilities		35,183
Trade and other payables		284,634

Identifiable net assets	~~W~~	135,596

(*)	Investment property of the acquiree amounting to ~~W~~ 188,029 million was classified as property and equipment in the Group’s consolidated statement of financial position.

Summary of valuation techniques used to measure the fair value of significant assets acquired Explanatory [Table Text Block]

ii) The valuation techniques used to measure the fair value of significant assets acquired are as follows:

Assets acquired	Valuation techniques
Property and equipment and investment property
Market approach and income approach using the discounted cash flow (“DCF”) method: Under the market approach, fair value was determined based on recent transaction cases and market data of comparable properties with similar location, use, and scale as of the acquisition date.

Under the income approach, fair value was estimated by projecting future cash flows expected to be generated from the investment property based on reasonable assumptions and discounting them using an appropriate discount rate.

Summary of Goodwill or Bargain Purchase Gain
Goodwill (or bargain purchase gain) arising from the business combination is as follows:
The bargain purchase gain was recognized as
non-operating
income.

	Amount
Total consideration transferred	~~W~~	132,519
Fair value of identifiable net assets acquired		135,596

Goodwill (bargain purchase gain)	~~W~~	(3,077)

Summary of Net cash flows from business combinations (Details)
(f) Net cash flows from business combinations are as follows:

	Amount
Consideration paid in cash	~~W~~	132,519
Less: Cash and cash equivalents held by the subsidiary		8,515

Net cash flows from business combinations	~~W~~	124,004